Note 18 - Income Taxes - Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 66,150,646	$ 60,129,827
R&D credit carryforwards	9,729,673	9,465,900
Stock compensation	1,368,458	1,898,394
Intangibles	1,720,761	1,921,934
Temporary differences	132,476	801,002
Deferred tax assets before valuation allowance	79,102,014	74,217,057
Valuation allowance	(79,102,014)	(74,217,057)
Net deferred tax assets